INTANGIBLE ASSETS - Summary of intangible assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 14,185	¥ 410
Less: Accumulated amortization	(966)	(310)
Finite-Lived Intangible Assets, Net	13,219	100
Student Base [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	12,510	110
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 1,675	¥ 300